Employee Stock and Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Common stock available for issuance pursuant to future equity-based compensation awards	24.6
Shares available for issuance under ESPP	8.1
Deferred Stock Plan [Member]
Minimum deferral period for deferred stock plan (years)	5 years
Shares deferred under deferred stock plan	3.4
Defined Contribution Plans [Member]
Matching contributions	$ 59.8	$ 45.5	$ 23.5
Stock Options [Member]
Award expiration period (years)	10 years
Total unrecognized stock-based compensation expense, net of estimated forfeitures	35
Weighted average recognition period for total unrecognized stock-based compensation expense (in years)	2 years 4 months
Total intrinsic value of stock options exercised	440	323	118
Total fair value of options vested	59	126	108
Restricted Stock Units (RSUs) [Member]
Total unrecognized stock-based compensation expense, net of estimated forfeitures	$ 80
Weighted average recognition period for total unrecognized stock-based compensation expense (in years)	2 years
Employee Stock Purchase Plan ESPP [Member]
Maximum permitted contribution to Deferred Stock Plan, percent	10.00%
Discounted stock purchase price, percent of market value	95.00%
Number of shares issued under plan	0.4
Non Employee Director [Member] | Stock Options [Member] | Minimum [Member]
Award vesting period for non-employee directors (years)	1 year
Non Employee Director [Member] | Stock Options [Member] | Maximum [Member]
Award vesting period for non-employee directors (years)	3 years